UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment [ ];  Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     RNC Capital Management LLC
Address:  11601 Wilshire Blvd., 25th Floor
          Los Angeles, CA  90025

Form 13F File Number: 28-970

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:  Manuel A. Gutierrez
     -----------------------------------------
Title: SVP, Chief Financial Officer
      ----------------------------------------
Phone: (310) 477-6543
      ----------------------------------------
Signature, Place, and Date of Signing:


/s/ Manuel A. Gutierrez       Los Angeles, CA              October 8, 1999
--------------------------    ---------------              ---------------
    [Signature]               [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.     (Check here if all holdings of this reporting
                             manager are reported in this report.)

[ ] 13F NOTICE.              (Check here if no holdings reported are in this
                             report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                             FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total: 92

Form 13F Information Table Value Total: $877,356
                                       (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                                                                             VOTING AUTHORITY
                                                          VALUE     SHARES/   SH/  PUT/  INVSTMT   OTHER    -------------------
NAME OF ISSUER             TITLE OF CLASS        CUSIP   (X$1000)   PRN AMT   PRN  CALL  DSCRETN  MANAGERS  SOLE   SHARED  NONE
--------------             --------------        -----   --------   -------   ---  ----  -------  --------  ----   ------  ----
AFLAC INC                      COM               1055102   1,205     28,780    SH          SOLE              28,780
AMFM INC                       COM               1693100   1,836     30,230    SH          SOLE              30,230
AT&T CORP                      COM               1957109  20,519    471,706    SH          SOLE             466,406        5,300
ABERCROMBIE & FITCH CO         CL A              2896207     983     28,870    SH          SOLE              28,870
ALZA CORPORATION               CLASS A          22615108     778     18,170    SH          SOLE              18,170
ALZA CORP.                     CVT 5.000%      022615AD0   1,088    900,000    PRN         SOLE             900,000
                               05-01-2006
AMERICAN GENERAL CORP          COM              26351106     841     13,290    SH          SOLE              13,290
AMERICAN INTL GROUP INC        COM              26874107     948     10,900    SH          SOLE              10,900
APPLIED MATERIALS INC          COM              38222105   1,006     12,950    SH          SOLE              12,950
AVON PRODS INC                 COM              54303102  13,170    530,782    SH          SOLE             524,532        6,250
BMC SOFTWARE INC               COM              55921100     589      8,230    SH          SOLE               8,230
BANK NEW YORK COMPANY          COM              64057102  27,751    829,936    SH          SOLE             822,436        7,500
BELL ATLANTIC                  COM              77853109     922     13,702    SH          SOLE              13,702
BELLSOUTH CORP                 COM              79860102  26,802    595,607    SH          SOLE             589,557        6,050
CARLISLE COMPANIES INC         COM             142339100     448     11,340    SH          SOLE              11,340
CARNIVAL CRUISE LINES          CL A            143658102  26,762    615,215    SH          SOLE             608,515        6,700
CHASE MANHATTAN CORP           COM             16161A108  28,546    378,726    SH          SOLE             374,626        4,100
CHEVRON CORP                   COM             166751107  26,271    296,006    SH          SOLE             292,931        3,075
CHIQUITA BRANDS                CVT PFD         170032403     490     20,350    PRN         SOLE              20,350
                               SERIES A $2.875
CISCO SYSTEMS INC.             COM             17275R102   1,664     24,270    SH          SOLE              24,270
CITIGROUP INC                  COM             172967101  28,771    653,891    SH          SOLE             646,966        6,925
CLEAR CHANNEL COMM.            CVT 2.625%      184502AB8     619    450,000    PRN         SOLE             450,000
                               04-01-2003
CONOCO INC                     CL A            208251306     740     26,670    SH          SOLE              26,670
CONSECO FIN TRST               $3.50 CVT       208464602     288     10,400    PRN         SOLE              10,400
                               PFD SER F
COSTCO WHSL CORP (NEW)         COM             22160K105     996     13,830    SH          SOLE              13,830
CROWN CORK & SEAL              $2.250 CVT PFD  228255303     241     10,800    PRN         SOLE              10,800
DEVON ENERGY CORP NEW          4.900%          25179MAA1     573    576,910    PRN         SOLE             576,910
                               08-15-2008
DIAL CORP                      COM             25247D101     890     34,900    SH          SOLE              34,900
DIAMOND OFFSHORE               CVT 3.750%      25271CAA0     250    235,000    PRN         SOLE             235,000
                               02-15-2007
DISNEY WALT CO                 COM             254687106  17,226    662,538    SH          SOLE             654,638        7,900
DOW CHEMICAL CO                COM             260543103  23,067    203,010    SH          SOLE             200,760        2,250
EQUIFAX INC                    COM             294429105     460     16,350    SH          SOLE              16,350
EQUITY RESIDENTIAL             $1.813 CVT      29476L859     757     36,500    PRN         SOLE              36,500
                               PFD SER G
EXXON CORPORATION              COM             302290101     848     11,154    SH          SOLE              11,154
FINOVA FINANCE                 $2.75 Cvt       3.18E+211     652     12,950    PRN         SOLE              12,950
                               Pfd Ser A
FIRST DATA CORP                COM             319963104  24,690    562,739    SH          SOLE             556,439        6,300
FORD MOTOR COMPANY             COM             345370100  19,718    392,405    SH          SOLE             387,555        4,850
FOX ENTERTAINMENT GRP INC      A               35138T107     689     32,700    SH          SOLE              32,700
GTE CORP                       COM             362320103  30,066    391,097    SH          SOLE             387,047        4,050
GENERAL ELECTRIC COMPANY       COM             369604103  42,019    354,405    SH          SOLE             350,430        3,975
GENERAL MOTORS                 CLASS H         370442832     974     17,010    SH          SOLE              17,010
GEORGIA PACIFIC                $3.75 Cvt       373298801   1,075     24,300    PRN         SOLE              24,300
                               Pfd Ser W
GILLETTE COMPANY               COM             375766102     313      9,230    SH          SOLE               9,230
GUIDANT CORP                   COM             401698105     854     15,930    SH          SOLE              15,930
HARTFORD FINL SERVICES GRP INC COM             416515104  17,374    425,040    SH          SOLE             419,990        5,050
HEWLETT-PACKARD COMPANY        COM             428236103  35,746    393,899    SH          SOLE             389,924        3,975
HILTON HOTEL CORP.             Cvt. 5.000%     432848AL3     476    588,000    PRN         SOLE             588,000
                               05-15-2006
ITT INDUSTRIES INC             COM             450911102  13,989    439,739    SH          SOLE             434,389        5,350
INTEL CORPORATION              COM             458140100     523      7,034    SH          SOLE               7,034
INTERNATIONAL BUSINESS MACHINE COM             459200101  55,459    458,341    SH          SOLE             453,716        4,625
JOHNSON & JOHNSON              COM             478160104  25,367    276,107    SH          SOLE             273,332        2,775
KAUFMAN & BROAD HOME           COM             486168107     593     28,750    SH          SOLE              28,750
K - MART                       $3.875 CVT      498778208   1,426     29,950    PRN         SOLE              29,950
                               PFD SER T
LILLY ELI & COMPANY            COM             532457108   1,262     19,657    SH          SOLE              18,982          675
LIVENT INC                     COM             537902108             10,000    SH          SOLE              10,000
LOEWS CORP.                    CV 3.125%       540424AL2     652    762,000    PRN         SOLE             762,000
                               09-15-2007
LOWES CO INC                   COM             548661107  12,541    257,260    SH          SOLE             254,810        2,450
LUCENT TECHNOLOGIES INC.       COM             549463107   1,516     23,365    SH          SOLE              23,365
MBNA CORPORATION               COM             55262L100     816     35,782    SH          SOLE              35,782
MCI WORLDCOM INC               COM             55268B106  13,763    191,492    SH          SOLE             188,817        2,675
MAGNA INT'L INC.               CVT. 5.000%     559222AE4     263    255,000    PRN         SOLE             255,000
                               10-15-2002
MARSH & MCLENNAN COS INC       COM             571748102  25,390    370,663    SH          SOLE             366,813        3,850
MAY DEPT STORES CO             COM             577778103  16,217    445,075    SH          SOLE             439,975        5,100
MERCK & COMPANY INCORPORATED   COM             589331107     261      4,025    SH          SOLE               4,025
MICROSOFT CORP                 COM             594918104  41,149    454,370    SH          SOLE             449,520        4,850
MONSANTO COMPANY               COM             611662107     879     24,620    SH          SOLE              24,620
MONSANTO CO                    $2.60 CVT PFD   611662305   1,271     35,300    PRN         SOLE              35,300
NTL INCORPORATED               COM             629407107     221      2,300    SH          SOLE               2,300
NAT'L DATA CORP.               CVT 5.000%      635621AA3   1,453  1,498,000    PRN         SOLE           1,498,000
                               11-01-2003
NUEVO ENERGY                   $2.875 CVT      670511203     493     17,000    PRN         SOLE              17,000
                               PFD SER A
ORACLE CORP                    COM             68389X105  21,044    462,500    SH          SOLE             457,300        5,200
PPG INDUSTRIES                 COM             693506107  18,084    301,405    SH          SOLE             298,205        3,200
PEPSICO INCORPORATED           COM             713448108  15,333    502,719    SH          SOLE             497,119        5,600
PFIZER INC                     COM             717081103  23,679    660,045    SH          SOLE             652,045        8,000
PHYCOR INC.                    CVT 4.500%      71940FAB6     220    390,000    PRN         SOLE             390,000
                               02-15-2003
PROCTER AND GAMBLE COMPANY     COM             742718109  23,672    252,496    SH          SOLE             249,846        2,650
QWEST COMMUNICATIONS INTL      COM             749121109     461     15,600    SH          SOLE              15,600
RELIANT ENERGY INC             COM             75952J108     254      9,400    SH          SOLE               9,400
RITE AID CORP                  CVT 5.250%      767754AL8   1,182  1,368,000    PRN         SOLE           1,368,000
                               09-15-2002
SCHERING PLOUGH CORP           COM             806605101  18,917    433,623    SH          SOLE             429,623        4,000
SEALED AIR CORP                $2.000 CVT      81211K209     540     10,650    PRN         SOLE              10,650
                               PFD Ser A
TXI CAPITAL TRUST 1            $2.75 CVT PFD   873119200     332      8,900    PRN         SOLE               8,900
TENET HEALTHCARE               THC6 CV 6.000%  88033GAD2     221    283,000    PRN         SOLE             283,000
                               12-01-2005
TEXACO INC                     COM             881694103  27,292    432,353    SH          SOLE             427,803        4,550
THERMO INSTRUMENT              CVT 4.000%      883559AE6     413    512,000    PRN         SOLE             512,000
                               01-15-2005
TYCO INTL LTD                  COM             902124106  46,339    448,803    SH          SOLE             444,253        4,550
USX CORP                       $3.25 CVT       902905819     678     15,300    PRN         SOLE              15,300
                               PFD SER A
VORNADO REALTY TRUST           $3.25 Cvt       929042208     468     10,000    PRN         SOLE              10,000
                               Pfd Ser A
WASTE MANAGEMENT INC           CV 4.000%       94106LAA7     267    298,000    PRN         SOLE             298,000
                               02-01-2002
WELLS FARGO & CO (NEW)         COM             949746101  26,102    658,735    SH          SOLE             652,185        6,550
WENDYS INT'L INC               $2.50 CVT       950588202   1,367     24,200    PRN         SOLE              24,200
                               PFD SER A
ROYAL CARIBBEAN                $3.625 CVT PFD  V7780T111   1,996     14,500    PRN         SOLE              14,500

TOTAL                                                    $877,356
                                                         ========